Bank loans - Additional information (Details)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	2.00%	2.00%
Top of range [member]
Disclosure Of Bank Loans [Line Items]
Borrowings, interest rate	2.95%	3.13%